Share-Based Compensation (Details 3) - yr	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Expected dividend yield	0.00%	0.00%
Expected volatility of the share prices		77.75%
Risk-free interest rate		2.14%
Expected life of share options in years		10
Bottom of Range
Statement Line Items [Line Items]
Expected volatility of the share prices	84.54%
Risk-free interest rate	0.69%
Expected life of share options in years	10
Top of Range
Statement Line Items [Line Items]
Expected volatility of the share prices	87.53%
Risk-free interest rate	1.85%